Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
April 30, 2023
AFBT-NPRT3-0623
1.800321.119
Common Stocks - 97.3%
	Shares	Value ($)
Biotechnology - 86.4%
Biotechnology - 86.4%
AbbVie, Inc.	2,237,680	338,158,202
Aerovate Therapeutics, Inc. (a)(b)	322,400	6,760,728
Alkermes PLC (a)	484,200	13,823,910
Alnylam Pharmaceuticals, Inc. (a)	350,686	69,856,651
ALX Oncology Holdings, Inc. (a)(b)	1,205,607	7,161,306
Arcellx, Inc. (a)	458,900	19,585,852
Arcutis Biotherapeutics, Inc. (a)(b)	1,057,898	14,641,308
Argenx SE ADR (a)	187,000	72,533,560
Ascendis Pharma A/S sponsored ADR (a)	506,125	35,408,505
Astria Therapeutics, Inc. (a)(c)	1,411,190	18,416,030
BioArctic AB (a)(d)	121,100	3,122,251
Biogen, Inc. (a)	237,600	72,285,048
Biohaven Ltd.	582,200	7,615,176
Blueprint Medicines Corp. (a)	1,029,826	52,572,617
Celldex Therapeutics, Inc. (a)	929,612	29,227,001
Century Therapeutics, Inc. (a)	757,500	2,370,975
Cerevel Therapeutics Holdings (a)	615,158	17,864,188
Cyteir Therapeutics, Inc. (a)(b)	1,419,670	3,066,487
Cytokinetics, Inc. (a)(b)	1,273,471	47,627,815
Day One Biopharmaceuticals, Inc. (a)(b)	550,669	6,828,296
Exact Sciences Corp. (a)	257,800	16,517,246
Fusion Pharmaceuticals, Inc. (a)(b)	1,546,014	5,952,154
Fusion Pharmaceuticals, Inc. (e)	505,596	1,946,545
Gilead Sciences, Inc.	597,500	49,120,475
Icosavax, Inc. (a)(b)(c)	2,135,065	11,764,208
Janux Therapeutics, Inc. (a)(b)	456,700	6,996,644
Karuna Therapeutics, Inc. (a)(b)	198,167	39,324,259
Keros Therapeutics, Inc. (a)	599,500	26,590,823
Madrigal Pharmaceuticals, Inc. (a)(b)	18,100	5,647,200
Monte Rosa Therapeutics, Inc. (a)(b)	698,958	3,173,269
Moonlake Immunotherapeutics (a)(b)	368,062	7,839,721
Morphic Holding, Inc. (a)	215,512	10,185,097
Nuvalent, Inc. Class A (a)(b)	764,388	27,051,691
ORIC Pharmaceuticals, Inc. (a)(b)	1,206,016	6,235,103
PepGen, Inc. (b)	544,800	8,221,032
Poseida Therapeutics, Inc. (a)	486,046	1,283,161
Prelude Therapeutics, Inc. (a)(b)	1,131,792	7,311,376
Prothena Corp. PLC (a)	285,157	15,004,961
PTC Therapeutics, Inc. (a)	486,440	26,822,302
Relay Therapeutics, Inc. (a)(b)	360,400	4,097,748
Sage Therapeutics, Inc. (a)	215,400	10,522,290
Sarepta Therapeutics, Inc. (a)	167,400	20,551,698
Scholar Rock Holding Corp. (a)	535,628	3,428,019
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	6,000	11,683
Shattuck Labs, Inc. (a)	706,434	2,119,302
Stoke Therapeutics, Inc. (a)	446,619	3,970,443
Tango Therapeutics, Inc. (a)(b)	1,325,475	4,506,615
Tenaya Therapeutics, Inc. (a)	898,123	4,773,524
Tyra Biosciences, Inc. (a)(b)	730,600	10,352,602
Vaxcyte, Inc. (a)	896,429	38,394,054
Vera Therapeutics, Inc. (a)(b)	1,490,325	9,910,661
Vertex Pharmaceuticals, Inc. (a)	327,227	111,496,056
Verve Therapeutics, Inc. (a)(b)	630,594	10,045,362
Viking Therapeutics, Inc. (a)(b)	887,389	18,910,260
Xenon Pharmaceuticals, Inc. (a)	1,061,058	42,739,416
Zentalis Pharmaceuticals, Inc. (a)	667,325	14,701,170
		1,426,444,076
Pharmaceuticals - 10.9%
Pharmaceuticals - 10.9%
Acelyrin, Inc. (f)	1,343,629	8,357,372
Acelyrin, Inc. rights (a)(f)	163,271	964,932
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	2,145,681
Arvinas Holding Co. LLC (a)	244,500	6,408,345
Axsome Therapeutics, Inc. (a)(b)	237,500	16,988,375
DICE Therapeutics, Inc. (a)	328,700	10,682,750
Edgewise Therapeutics, Inc. (a)	1,459,200	12,797,184
Enliven Therapeutics, Inc. (a)(b)	965,013	18,373,848
Enliven Therapeutics, Inc. rights (a)(f)	739,725	7
GH Research PLC (a)(b)	385,500	3,238,200
Ikena Oncology, Inc. (a)(b)	1,541,666	8,448,330
Intra-Cellular Therapies, Inc. (a)	143,100	8,893,665
Longboard Pharmaceuticals, Inc. (a)(c)	1,431,800	11,855,304
Pharvaris BV (a)(b)	372,633	3,484,119
Structure Therapeutics, Inc. ADR	6,400	160,320
Terns Pharmaceuticals, Inc. (a)(b)	1,166,506	15,222,903
Ventyx Biosciences, Inc. (a)(b)	926,719	34,844,634
Verona Pharma PLC ADR (a)(b)	768,067	16,091,004
		178,956,973
TOTAL COMMON STOCKS (Cost $1,241,480,021)		1,605,401,049

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
Biotechnology - 1.9%
Biotechnology - 1.9%
Apogee Therapeutics Series B (e)(f)	1,039,132	3,429,136
Bright Peak Therapeutics AG Series B (a)(e)(f)	1,920,122	5,357,140
Dianthus Therapeutics, Inc. Series A (a)(e)(f)	906,629	3,934,770
Fog Pharmaceuticals, Inc. Series D (e)(f)	239,281	2,598,592
LifeMine Therapeutics, Inc. Series C (a)(e)(f)	1,950,028	3,412,549
Sonoma Biotherapeutics, Inc.:
Series B (a)(e)(f)	1,967,762	5,116,181
Series B1 (a)(e)(f)	1,049,456	3,106,390
T-Knife Therapeutics, Inc. Series B (a)(e)(f)	1,300,097	4,784,357
Treeline Biosciences Series A (a)(e)(f)	47,600	371,756
		32,110,871
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (a)(e)(f)	3,703,704	3,185,185
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (a)(e)(f)	580,277	2,704,091
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	1,915,787	19
Aristea Therapeutics, Inc. Series B (a)(e)(f)	677,328	3,732,077
		3,732,096
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,528,509)		41,732,243

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	2,788,440	2,788,998
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	184,448,672	184,467,117
TOTAL MONEY MARKET FUNDS (Cost $187,251,992)		187,256,115

TOTAL INVESTMENT IN SECURITIES - 111.1% (Cost $1,478,260,522)	1,834,389,407
NET OTHER ASSETS (LIABILITIES) - (11.1)%	(183,675,285)
NET ASSETS - 100.0%	1,650,714,122

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,122,251 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,690,471 or 2.6% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Apogee Therapeutics Series B	11/15/22	3,433,874

Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	3,734,584

Boundless Bio, Inc. Series B	4/23/21	5,000,000

Bright Peak Therapeutics AG Series B	5/14/21	7,499,997

Dianthus Therapeutics, Inc. Series A	4/06/22	3,940,663

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

Fusion Pharmaceuticals, Inc.	2/13/23	1,719,026

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Treeline Biosciences Series A	7/30/21	372,589

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	7,889,645	416,753,119	421,853,766	287,900	-	-	2,788,998	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	195,515,949	606,819,635	617,868,467	1,413,840	-	-	184,467,117	0.6%
Total	203,405,594	1,023,572,754	1,039,722,233	1,701,740	-	-	187,256,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Astria Therapeutics, Inc.	1,547,525	13,000,003	1,436,842	-	504,461	4,800,883	18,416,030
Enliven Therapeutics, Inc.	-	8,105,912	-	-	-	-	-
Enliven Therapeutics, Inc.	-	6,446,041	-	-	-	3,968,188	-
Icosavax, Inc.	7,535,255	6,567,649	-	-	-	(2,338,696)	11,764,208
Ikena Oncology, Inc.	5,294,759	2,919,186	2,443,050	-	(11,651,920)	14,329,355	-
Longboard Pharmaceuticals, Inc.	1,743,340	4,732,221	-	-	-	5,379,743	11,855,304
Total	16,120,879	41,771,012	3,879,892	-	(11,147,459)	26,139,473	42,035,542

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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